Share-Based Payments	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS
7.	SHARE-BASED PAYMENTS
Option Plan Details
On March 24, 2017, and as amended on November 20, 2020, the Company’s shareholders approved: (i) the adoption of a new stock option plan (the “Plan”) pursuant to which the Company’s Board of Directors may, from time to time, in its discretion and in accordance with applicable regulatory requirements, grant to directors, officers, employees and consultants of the Company, non-transferable
options to purchase Common Shares, provided that the number of Common Shares reserved for issuance will not exceed twenty percent (20%) of the issued and outstanding Common Shares at the date the options are granted (on a non-diluted
and rolling basis); and (ii) the application of the Plan to all outstanding stock options of the Company that were granted prior to March 24, 2017 under the terms of the Company’s previous stock option plan. On December 8, 2025 and December 18, 2024, the Company’s Board of Directors approved the reservation of an additional 300,000 and 60,000 Common Shares under the Plan, respectively.
As of March 31, 2026 and June 30, 2025, there were 216,590 and 41,278 stock options immediately available for future allocation pursuant to applicable regulatory requirements. The maximum number of options issuable under the terms of the Plan equates to 20% of the then issued and outstanding shares. The option price under each option shall not be less than the closing price on the day prior to the date of grant. All options vest upon terms as set by the Board of Directors, either over time, up to 36 months, or upon the achievement of certain corporate milestones.
The following is a summary of changes in outstanding options from July 1, 2025 to March 31, 2026:

	Number	Weighted Average Exercise Price
Balance at July 1, 2025	61,410	$32.53
Granted	138,150	1.33
Expired/Forfeited	(13,462)	56.29

Balance at March 31, 2026	186,098	$7.57

March 31, 2026:
Vested and exercisable	46,625	$24.59
Unvested	139,473	$1.88
Total expenses arising from share-based payment transactions recognized during the three months ended March 31, 2026 and 2025 were $38,771 and $40,454, respectively, of which $22,287 and $23,854, respectively, was allocated to general and administrative expenses, $15,983 and $15,956, respectively, was allocated to research and development expenses, and $501 and $644, respectively, was allocated to Cost of Goods Sold.
Total expenses arising from share-based payment transactions recognized during the nine months ended March 31, 2026 and 2025 were $84,240 and $92,577, respectively, of which $51,706 and $55,393, respectively, was allocated to general and administrative expenses, $31,447 and $36,172, respectively, was allocated to research and development expenses, and $1,087 and $1,012, respectively, was allocated to Cost of Goods Sold.
Unrecognized compensation cost at March 31, 2026 related to unvested options was $109,344, which will be recognized over a weighted-average vesting period of approximately 1.4 years.

8.	SHARE-BASED PAYMENTS

a)	Option Plan Details
On March 24, 2017, and as amended on November 20, 2020, the Company’s shareholders approved: (i) the adoption of a new stock option plan (the “Plan”) pursuant to which the Company’s Board of Directors may, from time to time, in its discretion and in accordance with applicable regulatory requirements, grant to directors, officers, employees and consultants of the Company, non-transferable
options to purchase Common Shares, provided that the number of Common Shares reserved for issuance will not exceed twenty percent (20%) of the issued and outstanding Common Shares at the date the options are granted (on a non-diluted
and rolling basis); and (ii) the application of the Plan to all outstanding stock options of the Company that were granted prior to March 24, 2017 under the terms of the Company’s previous stock option plan. On December 18, 2024 and December 19, 2023, the Company’s Board of Directors approved the reservation of an additional 60,000 and 35,000 Common Shares under the Plan, respectively.
As of June 30, 2025 and June 30, 2024, there were 41,278 and 8,966 stock options immediately available for future allocation pursuant to applicable regulatory requirements. The maximum number of options issuable under the terms of the Plan equates to 20% of the then issued and outstanding shares. The option price under each option shall not be less than the closing price on the day prior to the date of grant. All options vest upon terms as set by the Board of Directors, either over time, up to 36 months, or upon the achievement of certain corporate milestones.
On December 20, 2024, the Company granted 28,700 stock options to its employees and external directors. The options have an exercise price of $4.14 with a term of five years
. The options vest in equal installments monthly over three years.
On February 20, 2024, the Company issued 2,500 options to its employees pursuant to the Plan. The options have an exercise price of $7.40 with a term of five years
. The options vest in equal installments monthly over three years.
On December 23, 2023, the Company issued 25,111 options to its employees and consultants pursuant to the Plan. The options have an exercise price of $7.40 with a term of 5 years. The options vest in equal installments monthly over three years.

On December 23, 2023, the Company additionally issued 1,420 options to members of the Company’s Board of Directors pursuant to the Plan. The options have an exercise price of $7.40 with a term of five years
. The options vest on the earlier of (i) December 23, 2024 or (ii) immediately prior to the next Annual General Meeting.
On December 16, 2023, the Company additionally issued 168 options to members of the Company’s Board of Directors pursuant to the Plan. The options have an exercise price of $26.40 with a term of five years
. The options vest on the earlier of (i) December 16, 2023 or (ii) immediately prior to the next Annual General Meeting.
The assumptions used in the Black-Scholes model during the years ended June 30, 2025 and 2024, are set forth in the table immediately below:

June 30, 2025
Exercise price	$4.14
Risk-free interest rate	4.28%
Volatility	125%
Expected life (years)	3.6
Dividend yield	$0%

June 30, 2024
Exercise price	7.40
Risk-free interest rate	3.95 – 4.30%
Volatility	116 – 203%
Expected life (years)	3.5 – 3.6
Dividend yield	$0%
The following is a summary of changes in outstanding options from July 1, 2023 to June 30, 2025:

	Number	Weighted Average Exercise Price
Balance as at July 1, 2023	5,132	$625.60
Granted	29,020	7.40
Expired/Forfeited	(430)	3,286.80

Balance as at June 30, 2024	33,722	$56.69
Granted	28,700	4.14
Expired/Forfeited	(1,012)	70.43

Balance as at June 30, 2025	61,410	32.53

June 30, 2024:
Vested and exercisable	5,646	$298.00
Unvested	28,076	$8.00
June 30, 2025:
Vested and exercisable	23,844	$75.35
Unvested	37,566	$5.34
Total expenses arising from share-based payment transactions recognized during the years ended June 30, 2025 and 2024 were $119,307 and $137,714, respectively, of which $71,280 and $80,513, respectively, was allocated to general and administrative expenses, $46,637 and $56,408, respectively, was allocated to research and development expenses, and $1,391 and $793, respectively, was allocated to Cost of Goods sold.
Unrecognized compensation cost at June 30, 2025 related to unvested options was $72,549 which will be recognized over a weighted-average vesting period of approximately
1.22
 years.